UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: December 31, 2011

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       INSTITUTIONAL INVESTMENT MANAGER FILING MANAGER FILING THIS REPORT:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:  Mark Saussy
                         Title: Managing Director
                         Phone: 229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

             /s/ Mark C. Saussy    Thomasville, GA      13-Feb-12
             ------------------    ---------------      ---------
                 [Signature]        [City, State]         [Date]

                          Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

           List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

            Form 13F File Number               Name
            --------------------               ----
            28-2013                 Harris Associates, LP
            28-41980                Select Equity Group, Inc.
            28-11408                Cornerstone Investment Partners, LLC
            28-12146                Carl Domino, Inc.

                                 Report Summary:

            Number of Other Included Managers:              None
                                                         ------------
            Form 13F Information Table Entry Total:          88
                                                         ------------
            Form 13F Information Table Value Total:      $ 161,203.27
                                                         ------------
                                                          (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                                                                  INVESTMENT
       NAME OF ISSUER        TITLE OF CLASS       CUSIP     VALUE (X 1,000)      AMT      SH/PRN  DISCRETION  SOLE VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES	     COM               002824 10 0           572.98     10,190.00   SH       SOLE                 10,190.00
ABERDEEN ASIA PACIFIC INCOM  COM               003009 10 7           220.98     30,147.58   SH       SOLE                 30,147.58
ABERDEEN GLOBAL INCOME FD IN COM               003013 10 9           395.72     28,469.42   SH       SOLE                 28,469.42
AFLAC INC                    COM               001055 10 2         3,343.18     77,281.00   SH       SOLE                 77,281.00
ALIMERA SCIENCES INC         COM               016259 10 3            47.75     38,200.00   SH       SOLE                 38,200.00
ALTRIA GROUP INC             COM               02209S 10 3           214.87      7,246.75   SH       SOLE                  7,246.75
AMETEK INC NEW               COM               031100 10 0         1,191.01     28,290.00   SH       SOLE                 28,290.00
AMPHENOL CORP NEW            CL A              032095 10 1           390.81      8,610.00   SH       SOLE                  8,610.00
AT&T INC                     COM               00206R 10 2           476.40     15,754.00   SH       SOLE                 15,754.00
BANK OF AMERICA CORPORATION  COM               060505 10 4           205.73     37,001.26   SH       SOLE                 37,001.26
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505 14 6            67.77	33,550.00   SH       SOLE                 33,550.00
BENIHANA INC                 COM               082047 10 1           421.32	41,185.00   SH       SOLE                 41,185.00
BERKSHIRE HATHAWAY INC DEL   CL B NEW          084670 70 2        16,904.11    221,548.00   SH       SOLE                221,548.00
BERKSHIRE HATHAWAY INC DEL   CL A              084670 10 8         6,426.28         56.00   SH       SOLE                     56.00
BLOUNT INTL INC NEW          COM               095180 10 5           520.11	35,820.00   SH       SOLE                 35,820.00
BRISTOL MYERS SQUIBB CO      COM               110122 10 8           239.63      6,800.00   SH       SOLE                  6,800.00
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH    112585 10 4         1,453.69	52,900.00   SH       SOLE                 52,900.00
CBRE GROUP INC               CL A              12504L 10 9           562.99	36,990.00   SH       SOLE                 36,990.00
CEMEX SAB DE CV              SPON ADR NEW      151290 88 9           297.18	55,136.00   SH       SOLE                 55,136.00
CHEVRON CORP                 COM               166764 10 0         7,751.77	72,855.00   SH       SOLE                 72,855.00
COCA COLA CO                 COM               191216 10 0         8,763.32    125,243.91   SH       SOLE                125,243.91
COMPASS MINERALS INTL INC    COM               20451N 10 1           253.37      3,680.00   SH       SOLE                  3,680.00
CONAGRA INCORPORATED         COM               205887 10 2           297.00	11,250.00   SH       SOLE                 11,250.00
CONTANGO OIL & GAS COMPANY   COM NEW           21075N 20 4           372.35      6,400.00   SH       SOLE                  6,400.00
DELL INC                     COM               24702R 10 1         7,240.21    494,888.00   SH       SOLE                494,888.00
DENISON MINES CORP           COM               248356 10 7            26.89	21,513.00   SH       SOLE                 21,513.00
DENTSPLY INTL INC NEW        COM               249030 10 7           750.40	21,446.00   SH       SOLE                 21,446.00
DIRECTV                      COM CL A          25490A 10 1           204.39      4,780.00   SH       SOLE                  4,780.00
DISNEY WALT CO               COM DISNEY        254687 10 6           423.75	11,300.00   SH       SOLE                 11,300.00
ECOLAB INC                   COM               278865 10 0           317.96      5,500.00   SH       SOLE                  5,500.00
EXPEDITORS INTL WASH INC     COM               302130 10 9           799.95	19,530.00   SH       SOLE                 19,530.00
EXXON MOBIL CORP             COM               30231G 10 2        13,102.79    154,587.00   SH       SOLE                154,587.00
FIRST REP BK SAN FRAN CALI N COM               33616C 10 0           651.69	21,290.00   SH       SOLE                 21,290.00
FLOWERS FOODS                COM               343498 10 1        25,472.28  1,342,059.08   SH       SOLE              1,342,059.08
GARMIN LTD                   SHS               H2906T 10 9         1,489.69	37,420.00   SH       SOLE                 37,420.00
GENERAL ELECTRIC             COM               369604 10 3           247.26	13,805.45   SH       SOLE                 13,805.45
GRACO INC                    COM               384109 10 4           302.18      7,390.00   SH       SOLE                  7,390.00
GREENLIGHT CAPITAL RE LTD    CLASS A           G4095J 10 9         6,059.21    255,987.00   SH       SOLE                255,987.00
HARRY WINSTON DIAMOND CORP   COM               41587B 10 0           108.74	10,210.00   SH       SOLE                 10,210.00
HEINZ H J CO                 COM               423074 10 3           725.22     13,420.00   SH       SOLE                 13,420.00
IDEXX LABS CORP              COM               45168D 10 4           882.73	11,470.00   SH       SOLE                 11,470.00
IHS INC                      CL A              451734 10 7         1,189.01	13,800.00   SH       SOLE                 13,800.00
INTEL CORP                   COM               458140 10 0         2,493.26    102,815.00   SH       SOLE                102,815.00
INTERFACE INC                CL A              458665 10 6           476.83	41,320.00   SH       SOLE                 41,320.00
INTERNATIONAL BUSINESS MACHS COM               459200 10 1         1,040.40      5,658.04   SH       SOLE                  5,658.04
INTERPUBLIC GROUP COS INC    COM               460690 10 0           966.29     99,310.00   SH       SOLE                 99,310.00
INVESCO MUNI PREM INC TRST   COM               46133E 10 2           223.50	25,000.00   SH       SOLE                 25,000.00
INVESCO QUALITY MUNI INC TRS COM               46133G 10 7           171.76	12,780.00   SH       SOLE                 12,780.00
ISHARES TR                   RUSL 2000 GROW    464287 64 8           842.30	10,000.00   SH       SOLE                 10,000.00
ISHARES TR                   S&P 100 IDX FD    464287 10 1           240.67      4,220.00   SH       SOLE                  4,220.00
ISHARES TR                   BARCLYS TIPS BD   464287 17 6           208.88      1,790.00   SH       SOLE                  1,790.00
ISHARES TR                   S&P GLB100INDX    464287 57 2           202.09      3,488.00   SH       SOLE                  3,488.00
ITT CORP NEW                 COM NEW           450911 20 1           217.69	11,262.00   SH       SOLE                 11,262.00
ITT EDUCATIONAL SERVICES INC COM               45068B 10 9           281.61      4,950.00   SH       SOLE                  4,950.00
JOHNSON & JOHNSON            COM               478160 10 4         6,475.89	98,748.00   SH       SOLE                 98,748.00
KIRBY CORP                   COM               497266 10 6         1,567.32	23,805.00   SH       SOLE                 23,805.00
KRAFT FOODS INC              CL A              50075N 10 4         1,097.35	29,372.38   SH       SOLE                 29,372.38
LABORATORY CORP AMER HLDGS   COM NEW           50540R 40 9           621.99      7,235.00   SH       SOLE                  7,235.00
LEVEL 3 COMMUNICATIONS       COM NEW           52729N 30 8         7,319.85    430,833.00   SH       SOLE                430,833.00
LEXICON PHARMACEUTICALS INC  COM               528872 10 4            17.27	13,390.00   SH       SOLE                 13,390.00
MARKEL CORP                  COM               570535 10 4           999.35      2,410.00   SH       SOLE                  2,410.00
MERCK & CO INC NEW           COM               58933Y 10 5           219.19      5,814.00   SH       SOLE                  5,814.00
MICROSOFT CORP               COM               594918 10 4         4,205.56    162,001.68   SH       SOLE                162,001.68
MONSANTO CO NEW              COM               61166W 10 1           212.31      3,030.00   SH       SOLE                  3,030.00
MULTIBAND CORP               COM NEW           62544X 20 9            45.54     14,100.00   SH       SOLE                 14,100.00
NEXTERA ENERGY INC           COM               65339F 10 1           365.28      6,000.00   SH       SOLE                  6,000.00
O REILLY AUTOMOTIVE INC NEW  COM               67103H 10 7         1,606.60	20,095.00   SH       SOLE                 20,095.00
PATTERSON COS INC            COM               703395 10 3           916.30	31,040.00   SH       SOLE                 31,040.00
PAYCHEX INC	             COM               704326 10 7           504.94	16,770.00   SH       SOLE                 16,770.00
PEPSICO INC                  COM               713448 10 8           920.94	13,880.00   SH       SOLE                 13,880.00
PERKINELMER INC              COM               714046 10 9           841.50	42,075.00   SH       SOLE                 42,075.00
PERRIGO CO                   COM               714290 10 3           616.88      6,340.00   SH       SOLE                  6,340.00
PFIZER INC                   COM               717081 10 3           501.77	23,187.00   SH       SOLE                 23,187.00
PROCTER & GAMBLE CO          COM               742718 10 9         3,028.37	45,396.00   SH       SOLE                 45,396.00
ROYAL DUTCH SHELL PLC        SPONS ADR A       780259 20 6           292.36      4,000.00   SH       SOLE                  4,000.00
SHERWIN WILLIAMS CO          COM               824348 10 6         2,015.27	22,575.00   SH       SOLE                 22,575.00
SIGMA ALDRICH CORP           COM               826552 10 1         1,467.81	23,500.00   SH       SOLE                 23,500.00
SIGNET JEWELERS LIMITED      SHS               G81276 10 0         1,419.91	32,300.00   SH       SOLE                 32,300.00
SOUTHERN CO                  COM               842587 10 7           289.08      6,245.00   SH       SOLE                  6,245.00
SPDR GOLD TRUST              GOLD SHS          78463V 10 7           302.46      1,990.00   SH       SOLE                  1,990.00
SYNOVUS FINANCIAL CORP       COM               87161C 10 5           122.68	87,010.11   SH       SOLE                 87,010.11
TOTAL SYSTEMS SERVICES, INC. COM               891906 10 9           655.01	33,487.04   SH       SOLE                 33,487.04
TRANSDIGM GROUP INC          COM               893641 10 0           985.03	10,295.00   SH       SOLE                 10,295.00
VERIZON COMMUNICATIONS INC   COM               92343V 10 4           324.57      8,090.00   SH       SOLE                  8,090.00
VODAFONE GROUP PLC NEW       SPON ADR NEW      92857W 20 9           322.35	11,500.00   SH       SOLE                 11,500.00
WABTEC CORP                  COM               929740 10 8         1,578.07	22,560.00   SH       SOLE                 22,560.00
XYLEM INC                    COM               98419M 10 0           212.84      8,285.00   SH       SOLE                  8,285.00
YUM BRANDS INC               COM               988498 10 1           381.68      6,468.00   SH       SOLE                  6,468.00


                                                            ---------------
                             # OF HOLDINGS 88                    161,203.27
                                                            ===============